Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

24Borrowings

	2022	2023
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	3,248	15,610

Other borrowings
- secured	25,862	15,800
	29,110	31,410
Current
Bank borrowings
- secured	108,534	42,196

Other borrowings
- secured	64,232	31,737
	172,766	73,933
	201,876	105,343

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was as 7.6% at 31 December 2023.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 12 and Note 14);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 35(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting, Mr Zhou Xichun (Note 35(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 35(d)).
(v)	personal guarantee provided by Ms. Wu Binhua (Note 35(d)).

Other borrowings are secured by the following:

(i)	property, plant and equipment of the Group (Note 12).